Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Accounting Changes And Error Correction [Abstract]
Schedule of the restatement on each financial statement
	As Previously Reported	Adjustments	As Restated
Balance Sheet as of August 7, 2020
Warrant liabilities	$—	$21,313,333	$21,313,333
Total liabilities	9,830,277	21,313,333	31,143,610
Class A common stock subject to possible redemption	262,053,310	(21,313,330)	240,739,980
Class A common stock	129	464	593
Additional paid-in capital	5,002,671	746,645	5,749,316
Accumulated deficit	(3,581)	(747,112)	(750,693)
Total Stockholders’ Equity	5,000,010	(3)	5,000,007

Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$27,253,333	$27,253,333
Total liabilities	10,761,772	27,253,333	38,015,105
Class A common stock subject to possible redemption	285,485,260	(27,253,330)	258,231,930
Class A common stock	145	273	418
Additional paid-in capital	5,654,273	6,686,836	12,341,109
Accumulated deficit	(655,161)	(6,687,112)	(7,342,273)
Total Stockholders’ Equity	5,000,007	(3)	5,000,004

Statement of Operations for the period from June 2, 2020 (Inception) through December 31, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(5,940,000)	(5,940,000)
Other expense, net	46,957	(6,687,112)	(6,640,155)
Loss before provision for income taxes	(655,161)	(6,687,112)	(7,342,273)
Net loss	(655,161)	(6,687,117)	(7,342,273)
Basic and diluted loss per share, Class B common stock	(0.09)	(0.89)	(0.98)

Statement of Cash Flows for the period from June 2, 2020 (Inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(655,161)	$(6,687,112)	$(7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs	—	458,500	458,500
Change in fair value of warrant liabilities	—	5,940,000	5,940,000
Net cash used in operating activities	(691,869)	(288,612)	(980,481)
Proceeds from sale of Units, net of underwriting discounts paid	294,000,000	262,000	294,262,000
Payment of offering costs	(160,614)	26,612	(134,002)
Net cash provided by financing activities	301,682,297	288,612	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	21,313,333	21,313,333
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet as of September 30, 2020
Warrant liabilities	$—	$24,546,666	$24,546,666
Total liabilities	10,640,289	24,546,666	35,186,955
Class A common stock subject to possible redemption	285,990,770	(24,546,670)	261,444,100
Class A common stock	140	246	386
Additional paid-in capital	5,148,768	3,980,203	9,128,971
Accumulated deficit	(149,656)	(3,980,445)	(4,130,101)
Total Stockholders’ Equity	5,000,002	4	5,000,006

Condensed Statement of Operations for the period from June 2, 2020 (inception) through September 30, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(3,233,333)	(3,233,333)
Other expense, net	7,109	(3,980,445)	(3,973,336)
Loss before provision for income taxes	(149,656)	(3,980,445)	(4,130,101)
Net loss	(149,656)	(3,980,445)	(4,130,101)
Basic and diluted loss per share, Class B	(0.02)	(0.53)	(0.55)

Condensed Statement of Operations for the three months ended September 30, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(3,233,333)	(3,233,333)
Other expense, net	7,109	(3,980,445)	(3,973,336)
Loss before provision for income taxes	(148,287)	(3,980,445)	(4,128,732)
Net loss	(148,287)	(3,980,445)	(4,128,732)
Basic and diluted loss per share, Class B	(0.02)	(0.53)	(0.55)

Condensed Statement of Cash Flows for the period from June 2, 2020 (inception) through September 30, 2020
Cash Flows from Operating Activities:
Net loss	$(149,656)	$(3,980,445)	$(4,130,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred warrant offering costs	—	458,500	458,500
Change in fair value of warrant liabilities	—	3,233,333	3,233,333
Net cash used in operating activities	(321,572)	(288,612)	(610,184)
Proceeds from sale of Units, net of underwriting discounts paid	294,000,000	262,000	294,262,000
Payment of offering costs	(160,614)	26,612	(134,002)
Net cash provided by financing activities	301,682,297	288,612	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	21,313,333	21,313,333